Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Grant revenues	$ 81,526	$ 110,417	$ 385,501	$ 1,823,658
Operating expenses:
Research and development	1,330,544	602,783	15,554,171	2,444,459
General and administrative	1,179,024	1,071,710	3,577,153	2,196,014
Total operating expenses	2,509,568	1,674,493	19,131,324	4,640,473
Loss from operations	(2,428,042)	(1,564,076)	(18,745,823)	(2,816,815)
Other income (expense):
Interest income	527	2,053	4,736	2,271
Interest expense	0	(755)	(1,286)	(143,524)
Total other income (expense)	527	1,298	175,506	(141,253)
Net loss	$ (2,427,515)	$ (1,562,778)	$ (18,570,317)	$ (2,958,068)
Basic and diluted:
Net loss per common share (in dollars per share)	$ (0.34)	$ (0.29)	$ (3.04)	$ (2.14)
Weighted average shares outstanding (in shares)	7,109,473	5,332,058	6,099,933	1,383,829